Right-of-use assets (Details)		1 Months Ended
	Jul. 01, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Feb. 14, 2022
Right-of-use assets (Details) [Line Items]
Lease payment		$ 1,640	$ 5,417	$ 4,068
Corresponding lease obligation	$ 221,139	$ 34,898	$ 45,444
Estimated borrowing rate		7.00%	7.00%	7.00%	8.00%
Right-of-use assets [member]
Right-of-use assets (Details) [Line Items]
Estimated borrowing rate			7.00%	7.00%